RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

a) Related parties

The ultimate holding company
Kingsoft

Entities controlled by Kingsoft
Beijing Kingsoft Cloud Network Technology Corporation Limited (“Beijing Kingsoft Cloud Network”)
Beijing Kingsoft Cloud Technology Corporation Limited (“Beijing Kingsoft Cloud Technology”)
Beijing Kingsoft Digital Entertainment Corporation Limited (“Beijing Kingsoft Digital Entertainment”)
Beijing Kingsoft Office Software Corporation Limited (“Beijing Kingsoft Office Software”)
Beijing Kingsoft Software Corporation Limited (“Beijing Kingsoft Software”)
Chengdu Kingsoft Digital Entertainment Technology Co., Ltd. (“Chengdu Kingsoft Digital Entertainment”)
Chengdu Kingsoft Interactive Entertainment Corporation Limited (“Chengdu Kingsoft Interactive Entertainment”)
Chengdu Westhouse Interactive Entertainment Co., Ltd. (“Chengdu Westhouse Interactive Entertainment”)
Kingsoft Office Software Corporation Limited (“Kingsoft Office Software”)
Westhouse Corporation Limited (“Westhouse Corporation”)
Zhuhai Kingsoft Application Software Corporation Limited (“Zhuhai Kingsoft Application”)
Zhuhai Kingsoft Software Corporation Limited (“Zhuhai Kingsoft Software”)

Entities controlled by a shareholder of the Company
Shenzhen Tencent Computer Systems Corporation Limited (“Tencent Shenzhen”)
Tencent Technology (Shenzhen) Company Limited (“Tencent Shenzhen”)
Tencent Technology (Beijing) Company Limited (“Tencent Beijing”)
Beijing Starsinhand Technology Limited (“Beijing Starsinhand Technology”)
WeChat International Pte. Ltd. (“WeChat International”)
Sixjoy Hong Kong Limited
VNG Corporation
Entities controlled by a director of the Company
Xiaomi Technology Company Limited (“Xiaomi Technology”)
Beijing Xiaomi Mobile Software Co., Ltd. (“Beijing Xiaomi Mobile”)
Beijing Wali Network Technology Co., Ltd. (“Beijing Wali Network Technology”)

Equity investees
Beijing Security System Technology Co., Ltd. (“Beijing Security System Technology”)
Beijing Shangyao World Technology Co., Ltd.
Wuhan Antian Information Technology Co., Ltd.
Baomi Information Technology(Shanghai) Co., Ltd. Musical.ly Inc.

b) In addition to the transactions detailed elsewhere in these financial statements, the Group had the following material related party transactions for the years ended December 31, 2014, 2015 and 2016:

		For the years ended December 31,
		2014 (As adjusted)	2015 (As adjusted)	2016
		RMB	RMB	RMB	US$
Corporate, technical support and leasing services received from:	(i)
Entities controlled by Kingsoft		7,827	7,588	26,613	3,833
An equity investee		—	—	820	118
Licensing fees paid to:	(ii)
Entities controlled by Kingsoft		16,650	9,129	12,162	1,752
Sub-licensing revenue received from:	(iii)
Entities controlled by Kingsoft		24	90	90	13
Transfer of fixed assets, technology know-how, trademarks and other intellectual properties from:	(iv)
Entities controlled by Kingsoft		13,580	—	—	—
Promotion services received from:	(v)
Entities controlled by Kingsoft		24,455	28,231	22,599	3,255
An entity controlled by a director of the Company		2,924	47,826	59,377	8,552
An entity controlled by a shareholder of the Company		—	41,599	39,069	5,627
Online marketing services provided to:	(vi)
Entities controlled by a shareholder of the Company		78,432	293,510	153,650	22,130
An entity controlled by a director of the Company		4,081	117	28	4
Entities controlled by Kingsoft		1,653	—	109	16
Purchase of exclusive online game operating license from:	(vii)
Entities controlled by Kingsoft		13,944	—	—	—
Acquisition of equity method investments from:	(viii)
An entity controlled by a shareholder of the Company		30,000	—
Sales of products to:	(ix)
An equity investee		—	12,701	—	—

(i)

In 2014, 2015 and 2016, the Group entered into agreements with certain entities controlled by Kingsoft and an equity investee, pursuant to which these entities provided services including corporate, technology support and leasing services to the Group. The expenses related to these services were recognized in the consolidated statements of comprehensive income (loss).

(ii)

In 2011, the Group entered into authorization and licensing agreements with certain entities controlled by Kingsoft to obtain rights to use, redevelop and sub-license certain internet security software copyrights, patents and trademarks for five years for a total consideration of RMB42,000. These agreements were terminated upon the transfer of these assets to the Group in April 2014. On January 1, 2009, Kingsoft Japan Inc. entered into an exclusive licensing agreement with Kingsoft Corporation, pursuant to which Kingsoft Corporation granted Kingsoft Japan the exclusive right to use certain office software within Japan and to sub-license such software to original equipment manufacturers in Japan solely for their self-use and sale of products and services.This agrrement was later amended in October 2013 and effective until dissolution of Kingsoft Japan. The license fees were recognized in the consolidated statements of comprehensive income (loss).

(iii)

In April 2014, the Group entered into sub-licensing agreement with an entity controlled by Kingsoft and granted the right to use certain trademarks and copyright of software until February 1, 2024. These sub-licensing revenues were recognized in the consolidated statements of comprehensive income (loss).

(iv)	In April 2014, the Group purchased certain internet security software copyrights, patents and trademarks from certain entities controlled by Kingsoft for a cash consideration of RMB13,580.

(v)

In 2014, 2015 and 2016, the Group entered into agreements with entities controlled by Kingsoft, an entity controlled by a director of the Company, and an entity controlled by a shareholder of the Company for promotion services ranging from six months to two years. The promotion service fees were recognized in the consolidated statements of comprehensive income (loss).

(vi)

In 2014, 2015 and 2016, the Group entered into a series of agreements with an entitiy controlled by a director of the Company, entities controlled by a shareholder, and entities controlled by Kingsoft to provide online marketing services. These online marketing revenues were recognized in the consolidated statements of comprehensive income (loss).

(vii)

In October 2014, the Group entered into exclusive operating agreements with entities controlled by Kingsoft to obtain the license rights to exclusively operate certain mobile games developed by these entities from October 16, 2014 to December 31, 2015. The Group paid a total consideration of RMB13,944.

(viii)	In August 2014, the Group acquired 22.2% of Moxiu Technology from an entity controlled by a shareholder of the Company for an amount of RMB30,000 (note 4).

(ix)

In 2015, the Group entered into a series of agreements with an equity investee to sell purifiers.The sales of the purifiers were recognized in the consolidated statements of comprehensive income (loss).

c) The balances between the Group and its related parties as of December 31, 2015  and 2016  are listed below:

(1)        Amount due from related parties

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Kingsoft	13,977	14,754	2,125
Entities controlled by a shareholder of the Company	36,639	14,412	2,076
Entities controlled by Kingsoft	610	508	73
Entities controlled by a director of the Company	2,302	7,694	1,108
Equity investees	7,266	6,910	995

Total	60,794	44,278	6,377

(2)        Amount due to related parties

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Kingsoft	589	616	89
Entities controlled by Kingsoft	16,846	25,631	3,692
Entities controlled by a director of the Company	23,421	11,638	1,676
Entities controlled by a shareholder of the Company	16,039	26,421	3,805
Equity investees	37	6,861	988

Total	56,932	71,167	10,250

All the balances with related parties as of December 31, 2015 and 2016 were unsecured and repayable on demand. Nil, nil and RMB8,282 (US$1,193) allowance for doubtful accounts was recognized for the amount due from related parties for the years ended  December 31, 2014, 2015 and 2016.